Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments with Off-Balance Sheet Credit Risk, Whose Contract Amounts Represent Potential Credit Risk
(In thousands)	2011	2010
Commitments to extend credit:
Credit card lines	$3,833,012	$3,583,430
Commercial lines of credit	2,039,629	1,920,056
Other unused credit commitments	358,572	375,565
Commercial letters of credit	11,632	12,532
Standby letters of credit	124,709	140,064
Commitments to originate mortgage loans	53,323	47,493